Shareholders’ Equity (Details Narrative)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Equity [Abstract]
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, par value | ¥ / shares		¥ 0.0001		¥ 0.0001	¥ 0.0001
Ordinary shares, outstanding	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Other Restricted Assets	$ 1,404,692	¥ 10,000,000	$ 1,404,692,000	¥ 10,000,000	¥ 9,955,000
Ordinary shares issued	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000